Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Convertible Note of Chengxin
Related party transactions
Share of assets received				¥ 1,935,171
Alibaba Group
Related party transactions
Revenue	¥ 204,138	¥ 157,375	¥ 113,545
Costs and expenses related to the services received	142,702	103,539	83,796
Tencent Group
Related party transactions
Revenue	86,142	59,743	341,127
Costs and expenses related to the services received	¥ 1,510,770	¥ 1,378,110	¥ 730,966